Basis of preparation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023	Mar. 21, 2024
Statement Line Items [Line Items]
Exchange rate	3.627
Principal Shareholder Ordinary Shares Percentage		59.14%
US Dollars [Member]
Statement Line Items [Line Items]
Exchange rate	1